FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 60,676,605	$ 15,987,478	$ 14,490,011	$ 7,068,483
Prepaid expenses and other current assets	8,182,567	8,027,667
Total current assets	142,362,550	73,302,858
TOTAL ASSETS	748,781,233	656,708,076
CURRENT LIABILITIES
Accrued expenses and other current liabilities	16,134,408	8,320,041
Total current liabilities	216,511,379	249,750,421
EQUITY
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2016 and 2017; 279,214,103 and 279,214,103 shares issued as of December 31, 2016 and 2017, respectively and 262,956,278 and 270,918,702 shares outstanding as of December 31, 2016 and 2017, respectively)	27,328	26,532
Additional paid in capital	247,076,428	240,111,533
Retained earnings	133,273,480	40,432,352
Accumulated other comprehensive income (loss)	13,107,187	(8,721,820)
Treasury shares	(1,748,836)	(1,748,836)
Total shareholders' equity	391,735,587	270,099,761
TOTAL LIABILITIES AND EQUITY	$ 748,781,233	$ 656,708,076
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	279,214,103
Ordinary shares, shares outstanding	270,918,702	262,956,278
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 4,536,809	$ 2,943,502	$ 2,563,083	$ 4,493,150
Prepaid expenses and other current assets	700,064	223,559
Total current assets	5,236,873	3,167,061
Investments in subsidiaries	386,872,629	267,322,549
TOTAL ASSETS	392,109,502	270,489,610
CURRENT LIABILITIES
Accrued expenses and other current liabilities	373,915	389,849
Total current liabilities	373,915	389,849
EQUITY
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2016 and 2017; 279,214,103 and 279,214,103 shares issued as of December 31, 2016 and 2017, respectively and 262,956,278 and 270,918,702 shares outstanding as of December 31, 2016 and 2017, respectively)	27,328	26,532
Additional paid in capital	247,076,428	240,111,533
Retained earnings	133,273,480	40,432,352
Accumulated other comprehensive income (loss)	13,107,187	(8,721,820)
Treasury shares	(1,748,836)	(1,748,836)
Total shareholders' equity	391,735,587	270,099,761
TOTAL LIABILITIES AND EQUITY	$ 392,109,502	$ 270,489,610
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	279,214,103
Ordinary shares, shares outstanding	269,686,178	262,956,278